Item 1. Schedule of Investments

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 93.0%

CONSUMER DISCRETIONARY 17.2%
Auto Components 0.1%
TRW *	161,000	4,724
		4,724
Diversified Consumer Services 0.7%
ServiceMaster	803,000	10,872
Weight Watchers *	510,000	26,306
		37,178
Hotels, Restaurants & Leisure 0.9%
Outback Steakhouse	1,500,000	54,900
		54,900
Household Durables 0.9%
Newell Rubbermaid	2,420,000	54,813
		54,813
Leisure Equipment & Products 1.9%
Hasbro	2,275,000	44,704
Mattel	4,120,000	68,721
		113,425
Media 8.5%
Cablevision Systems, Class A *	1,475,000	45,238
Cox Radio, Class A *	1,387,400	21,089
Dow Jones	1,293,900	49,414
Entercom Communications *	1,721,600	54,386
Hearst-Argyle Television	158,200	4,064
Meredith	1,016,000	50,688
New York Times, Class A	2,285,000	67,979
Pearson (GBP)	4,010,000	46,758
Reuters (GBP)	3,425,000	22,680
Scholastic *	1,120,400	41,410
Tribune	970,000	32,873
Univision Communications, Class A *	1,940,000	51,468
Washington Post, Class B	23,905	19,184
		507,231
Multiline Retail 1.9%
Big Lots *	3,206,500	35,239
Dillards, Class A	980,000	20,462
Family Dollar Stores	2,556,400	50,796
Kohl's *	142,900	7,171
		113,668
Specialty Retail 2.3%
AnnTaylor Stores *	1,425,000	37,834
GAP	2,706,000	47,165
RadioShack	2,085,000	51,708
		136,707
Total Consumer Discretionary		1,022,646

CONSUMER STAPLES 1.9%
Food Products 1.9%
Campbell Soup	2,343,700	69,725
Heinz	1,166,000	42,606
Total Consumer Staples		112,331

ENERGY 5.9%
Energy Equipment & Services 5.3%
Cooper Cameron *	1,302,400	96,286
Diamond Offshore Drilling	1,610,000	98,612
Grant Prideco *	1,875,300	76,231
Hanover Compressor *	3,031,500	42,017
		313,146
Oil, Gas & Consumable Fuels 0.6%
Murphy Oil	680,000	33,912
		33,912
Total Energy		347,058

FINANCIALS 22.1%
Capital Markets 5.2%
Charles Schwab	4,380,800	63,215
Federated Investors, Class B	1,165,000	38,713
Investors Financial Services	1,267,700	41,707
Janus Capital Group	3,878,900	56,050
LaBranche & Co. *	1,771,100	15,391
Lazard	1,368,600	34,626
Northern Trust	1,184,000	59,851
		309,553
Commercial Banks 5.3%
Amegy Bancorp	1,300,000	29,419
Citizens Banking	500,000	14,200
Commerce Bancshares	412,411	21,231
First Horizon National	1,100,000	39,985
Huntington Bancshares	2,405,000	54,040
PNC Financial Services Group	1,020,000	59,180
Regions Financial	1,050,000	32,676
Synovus Financial	2,265,000	62,786
Valley National Bancorp	200,000	4,580
		318,097
Diversified Financial Services 0.2%
Groupe Bruxelles Lambert (EUR)	120,000	11,757
		11,757
Insurance 10.0%
Aon	1,731,900	55,559
Axis Capital Holdings	2,126,300	60,621
Genworth Financial, Class A	1,970,000	63,513
Jefferson Pilot	1,365,000	69,847
Marsh & McLennan	3,010,000	91,474
Ohio Casualty	1,218,000	33,032
St. Paul Companies	1,961,975	88,034
UnumProvident	2,467,700	50,588
Willis Group Holdings	950,000	35,672
XL Capital	700,600	47,662
		596,002
Real Estate 1.2%
Apartment Investment & Management, Class A, REIT	1,375,000	53,323
Equity Office Properties, REIT	465,000	15,210
		68,533
Thrifts & Mortgage Finance 0.2%
Radian	210,000	11,151
		11,151
Total Financials		1,315,093

HEALTH CARE 7.8%
Biotechnology 3.6%
Cephalon *	715,000	33,190
Chiron *	2,071,200	90,346
Human Genome Sciences *	400,000	5,436
MedImmune *	2,535,000	85,303
		214,275
Health Care Equipment & Supplies 0.4%
Becton, Dickinson	200,000	10,486
Waters Corporation *	372,800	15,509
		25,995
Health Care Providers & Services 3.5%
Health Management, Class A	180,000	4,225
HealthSouth *	12,508,350	51,784
Lincare Holdings *	1,440,000	59,112
Tenet Healthcare *	8,110,000	91,075
		206,196
Pharmaceuticals 0.3%
Valeant Pharmaceuticals	1,000,000	20,080
		20,080
Total Health Care		466,546

INDUSTRIALS & BUSINESS SERVICES 8.2%
Aerospace & Defense 1.3%
Raytheon	1,329,000	50,529
Rockwell Collins	512,200	24,749
		75,278
Airlines 1.4%
Southwest Airlines	5,590,000	83,012
		83,012
Commercial Services & Supplies 3.6%
Allied Waste Industries *	7,005,000	59,192
Cintas	860,000	35,303
Equifax	1,200,000	41,928
Herman Miller	680,100	20,607
Manpower	1,240,000	55,044
		212,074
Road & Rail 1.9%
Laidlaw International	2,750,000	66,467
Union Pacific	700,000	50,190
		116,657
Total Industrials & Business Services		487,021

INFORMATION TECHNOLOGY 9.7%
Communications Equipment 0.4%
Andrew *	2,000,000	22,300
		22,300
Electronic Equipment & Instruments 2.7%
AVX	3,511,100	44,732
Jabil Circuit *	1,485,000	45,916
Molex, Class A	2,666,200	68,548
		159,196
Internet Software & Services 0.3%
IAC/InterActiveCorp *	767,500	19,456
		19,456
IT Services 1.9%
BISYS Group *	4,150,000	55,734
Moneygram International	2,681,100	58,207
		113,941
Semiconductor & Semiconductor Equipment 1.6%
KLA-Tencor	675,000	32,913
Novellus Systems *	2,553,590	64,044
		96,957
Software 2.8%
BMC Software *	822,000	17,344
Intuit *	1,520,000	68,111
Novell *	2,900,000	21,605
Synopsys *	3,185,000	60,197
		167,257
Total Information Technology		579,107

MATERIALS 8.8%
Chemicals 1.7%
Nalco Holding *	5,984,500	100,958
		100,958
Containers & Packaging 0.2%
Smurfit-Stone Container *	950,000	9,842
		9,842
Metals & Mining 3.5%
Alcan	1,300,000	41,249
Anglo American Platinum (ZAR)	900,000	53,129
Barrick Gold	1,300,000	37,765
Gold Fields ADR	2,048,894	29,770
Meridian Gold *	2,142,800	46,949
		208,862
Paper & Forest Products 3.4%
Abitibi Consolidated	3,500,000	14,175
Bowater	1,315,000	37,175
Domtar	200,000	1,284
Domtar (CAD)	8,779,500	56,491
International Paper	2,175,000	64,815
MeadWestvaco	1,050,200	29,007
Potlatch	24,700	1,287
		204,234
Total Materials		523,896

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.7%
Qwest Communications International *	4,071,600	16,693
Telus (CAD)	387,000	16,171
Telus (Non-voting shares)	264,700	10,784
		43,648
Wireless Telecommunication Services 1.1%
Nextel Partners, Class A *	1,250,000	31,375
Telephone & Data Systems	464,000	18,096
Telephone & Data Systems (Special Shares)	223,100	8,377
U.S. Cellular *	136,500	7,292
		65,140
Total Telecommunication Services		108,788

UTILITIES 7.3%
Electric Utilities 1.3%
El Paso Electric *	205,000	4,274
FirstEnergy	233,200	12,154
Pinnacle West Capital	1,344,500	59,266
		75,694
Independent Power Producers & Energy Traders 2.5%
Duke Energy	1,515,000	44,193
Dynegy, Class A *	8,948,900	42,149
NRG Energy *	1,462,500	62,302
		148,644
Multi-Utilities 3.5%
CMS Energy *	590,000	9,706
NiSource	3,987,600	96,699
Teco Energy	4,830,000	87,037
Xcel Energy	712,300	13,968
		207,410
Total Utilities		431,748
Total Miscellaneous Common Stocks 2.3% ∞		139,428
Total Common Stocks (Cost $4,898,078)		5,533,662

CONVERTIBLE PREFERRED STOCKS 0.7%
Allied Waste Industries	101,900	26,177
NRG Energy, 144A	12,000	14,885
Total Convertible Preferred Stocks (Cost $37,037)		41,062

Convertible Bonds 0.0%
Xcel Energy, 7.50%, 11/21/07	1,365,000	2,201
Total Convertible Bonds (Cost $1,365)		2,201
SHORT-TERM INVESTMENTS 6.5%
Money Market Fund 6.5%
T. Rowe Price Reserve Investment Fund, 3.79% #†	386,689,012	386,689
Total Short-Term Investments (Cost $386,689)		386,689
Total Investments in Securities
100.2% of Net Assets (Cost $5,323,169)		$5,963,614

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
∞	The identity of certain securities has been concealed to
protect the fund while it completes a purchase or selling
program for the securities.
†	Affiliated company – See Note 4.
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$14,885 and represents 0.25% of net assets
ADR	American Depository Receipts
CAD	Canadian dollar
EUR	Euro
GBP	British pound
REIT	Real Estate Investment Trust
ZAR	South African rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $5,323,169,000. Net unrealized gain aggregated $640,458,000 at period-end, of which $842,108,000 related to appreciated investments and $201,650,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $8,665,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $386,689,000 and $421,778,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005